Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Abstract]
Gross realized gains	$ 1,419	$ 983	$ 450
Gross realized losses	0	10	2
Proceeds from Sale of Available-for-sale Securities	40,914	32,146	23,944
Available-for-sale Securities Pledged as Collateral	$ 71,497	$ 71,245